                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2012

Check here if Amendment [_]; Amendment Number: ___________
This Amendment (Check only one.): [_] is a restatement.
                                  [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Marshfield Associates
Address: 21 Dupont Circle, NW
         Suite 500
         Washington, DC 20036

Form 13F File Number: 28-03998

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Kim Vinick
Title: Chief Compliance Officer
Phone: (202) 828-6200

Signature, Place, and Date of Signing:


            /s/ Kim Vinick              Washington, DC   5/14/2012
-------------------------------------   --------------   ---------
             [Signature]                 [City, State]    [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

[If there are no entries in this list, omit this section.]

Form 13F File Number     Name
----------------------   ----------------------------
28-___________________   ____________________________
[Repeat as necessary.]

Marshfield Associates
FORM 13F
                     30-Mar-12

                                                                                                Voting Authority
                               Title of             Value  Shares/ Sh/ Put/ Invstmt  Other   ---------------------
Name of Issuer                  class     CUSIP   (x$1000) Prn Amt Prn Call Dscretn Managers   Sole  Shared  None
------------------------------ -------- --------- -------- ------- --- ---- ------- -------- ------- ------ ------
Arch Capital Group Ltd         COM      G0450A105    79357 2130956 SH         Sole           1986760        144196
Berkshire Hathaway Class A     COM      084670108    17066     140 SH         Sole               133             7
Berkshire Hathaway Class B     COM      084670702    29020  357609 SH         Sole            342200         15409
Brown & Brown, Inc.            COM      115236101    88681 3729244 SH         Sole           3496102        233142
Capital Source Inc             COM      14055X102    31587 4785861 SH         Sole           4452529        333332
Devon Energy Corp              COM      25179M103    11946  167965 SH         Sole            157044         10921
Expeditors International of Wa COM      302130109    16401  352633 SH         Sole            332755         19878
Fairfax Financial Hldgs LTD    COM      303901102   124380  308950 SH         Sole            289825         19125
Fastenal Co                    COM      311900104    49422  913523 SH         Sole            838521         75002
Goldman Sachs Group Inc        COM      38141G104    60872  489441 SH         Sole            458203         31238
HomeFed Corp                   COM      43739D307      432   19186 SH         Sole             19186             0
Leucadia National Corporation  COM      527288104    58818 2253552 SH         Sole           2094689        158863
Martin Marietta Materials      COM      573284106    50598  590892 SH         Sole            554516         36376
Mastercard Inc Class A         COM      57636Q104     9479   22541 SH         Sole             21194          1347
Mc Donald's Corporation        COM      580135101    10860  110703 SH         Sole            101250          9453
Moody's Corp.                  COM      615369105    61094 1451161 SH         Sole           1345385        105776
NVR Inc.                       COM      62944T105    41619   57300 SH         Sole             52214          5086
Strayer Education Inc          COM      863236105     7792   82647 SH         Sole             77157          5490
Symetra Financial Corp         COM      87151Q106     9874  856386 SH         Sole            824286         32100
Toll Brothers Inc              COM      889478103    58026 2418748 SH         Sole           2262140        156608
US Bancorp                     COM      902973304    53960 1703299 SH         Sole           1592618        110681
Union Pacific Corporation      COM      907818108    18808  174986 SH         Sole            164036         10950
Verisk Analytics Inc Class A   COM      92345Y106      409    8716 SH         Sole              7505          1211
Visa Inc Cl A                  COM      92826C839    10782   91376 SH         Sole             81733          9643
Wells Fargo & Company          COM      949746101   112017 3281102 SH         Sole           3066354        214748
YUM! Brands Inc                COM      988498101   106759 1499852 SH         Sole           1418583         81269
REPORT SUMMARY                    26 DATA RECORDS  1120058               0  OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED

Marshfield Associates
FORM 13F
                     30-Mar-12

                                                                                                Voting Authority
                               Title of             Value  Shares/ Sh/ Put/ Invstmt  Other   ---------------------
Name of Issuer                  class     CUSIP   (x$1000) Prn Amt Prn Call Dscretn Managers   Sole  Shared  None
------------------------------ -------- --------- -------- ------- --- ---- ------- -------- ------- ------ ------
Verisk Analytics Inc Class A   COM      92345Y106      409    8716 SH         Sole              7505          1211
HomeFed Corp                   COM      43739D307      432   19186 SH         Sole             19186             0
Strayer Education Inc          COM      863236105     7792   82647 SH         Sole             77157          5490
Mastercard Inc Class A         COM      57636Q104     9479   22541 SH         Sole             21194          1347
Symetra Financial Corp         COM      87151Q106     9874  856386 SH         Sole            824286         32100
Visa Inc Cl A                  COM      92826C839    10782   91376 SH         Sole             81733          9643
Mc Donald's Corporation        COM      580135101    10860  110703 SH         Sole            101250          9453
Devon Energy Corp              COM      25179M103    11946  167965 SH         Sole            157044         10921
Expeditors International of Wa COM      302130109    16401  352633 SH         Sole            332755         19878
Berkshire Hathaway Class A     COM      084670108    17066     140 SH         Sole               133             7
Union Pacific Corporation      COM      907818108    18808  174986 SH         Sole            164036         10950
Berkshire Hathaway Class B     COM      084670702    29020  357609 SH         Sole            342200         15409
Capital Source Inc             COM      14055X102    31587 4785861 SH         Sole           4452529        333332
NVR Inc.                       COM      62944T105    41619   57300 SH         Sole             52214          5086
Fastenal Co                    COM      311900104    49422  913523 SH         Sole            838521         75002
Martin Marietta Materials      COM      573284106    50598  590892 SH         Sole            554516         36376
US Bancorp                     COM      902973304    53960 1703299 SH         Sole           1592618        110681
Toll Brothers Inc              COM      889478103    58026 2418748 SH         Sole           2262140        156608
Leucadia National Corporation  COM      527288104    58818 2253552 SH         Sole           2094689        158863
Goldman Sachs Group Inc        COM      38141G104    60872  489441 SH         Sole            458203         31238
Moody's Corp.                  COM      615369105    61094 1451161 SH         Sole           1345385        105776
Arch Capital Group Ltd         COM      G0450A105    79357 2130956 SH         Sole           1986760        144196
Brown & Brown, Inc.            COM      115236101    88681 3729244 SH         Sole           3496102        233142
YUM! Brands Inc                COM      988498101   106759 1499852 SH         Sole           1418583         81269
Wells Fargo & Company          COM      949746101   112017 3281102 SH         Sole           3066354        214748
Fairfax Financial Hldgs LTD    COM      303901102   124380  308950 SH         Sole            289825         19125
REPORT SUMMARY                    26 DATA RECORDS  1120058               0  OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED